SCHEDULE OF SEGMENT REPORTING INFORMATION (Details)			6 Months Ended	12 Months Ended
	Jul. 01, 2024 USD ($)	Jul. 01, 2024 HKD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2023 HKD ($)
Segment Reporting Information [Line Items]
Revenue	$ 16,397,879	$ 127,903,458	$ 24,819,541	$ 10,711,396	$ 83,548,892	$ 44,125,628
Cost of revenue			17,810,701	9,071,000	70,753,797	30,858,789
Gross profit			7,008,840	1,640,396	12,795,095	13,266,839
Operating expenses
General and administrative			2,771,930	2,645,093	20,631,720	6,039,582
Selling and marketing			103,097	87,428	681,941	165,145
Total operating expenses			2,875,027	2,732,521	21,313,661	6,204,727
Income (loss) from operations			4,133,813	(1,092,125)	(8,518,566)	7,062,112
Other income (expense)
Government subsidies						145,610
Interest income			13,410	2,679	20,897	3,042
Interest expense			(135,887)	(37,774)	(294,634)	(195,143)
Other miscellaneous income			31,025	133,589	1,041,992
Total other (expense) income			(91,452)	98,494	768,255	(46,491)
Income (loss) before provision for income taxes			4,042,361	(993,631)	(7,750,311)	7,015,621
Professional Services Services [Member]
Segment Reporting Information [Line Items]
Revenue			7,868,086		17,289,597	15,622,419
Cost of revenue			3,431,043		12,316,004	6,263,560
Gross profit			4,437,043		4,973,593	9,358,859
Operating expenses
General and administrative			2,001,807		4,380,532	4,315,297
Selling and marketing
Total operating expenses			2,001,807		4,380,532	4,315,297
Income (loss) from operations			2,435,236		593,061	5,043,562
Other income (expense)
Government subsidies
Interest income
Interest expense
Fair value change of financial asset – contingent consideration
Other miscellaneous income
Total other (expense) income
Income (loss) before provision for income taxes			2,435,236	76,033	593,061	5,043,562
Nursing Solution Services [Member]
Segment Reporting Information [Line Items]
Revenue			5,285,598		34,959,797	13,804,675
Cost of revenue			4,715,252		30,530,380	11,644,923
Gross profit			570,346		4,429,417	2,159,752
Operating expenses
General and administrative			242,240		1,103,350	443,600
Selling and marketing
Total operating expenses			242,240		1,103,350	443,600
Income (loss) from operations			328,106		3,326,067	1,716,152
Other income (expense)
Government subsidies
Interest income
Interest expense
Fair value change of financial asset – contingent consideration
Other miscellaneous income
Total other (expense) income
Income (loss) before provision for income taxes			328,106	426,419	3,326,067	1,716,152
Logistics And Other Solution Services [Member]
Segment Reporting Information [Line Items]
Revenue			11,665,857		31,299,498	14,698,534
Cost of revenue			9,664,406		27,907,413	12,950,306
Gross profit			2,001,451		3,392,085	1,748,228
Operating expenses
General and administrative			251,780		1,065,860	517,960
Selling and marketing
Total operating expenses			251,780		1,065,860	517,960
Income (loss) from operations			1,749,671		2,326,225	1,230,268
Other income (expense)
Government subsidies
Interest income
Interest expense
Fair value change of financial asset – contingent consideration
Other miscellaneous income
Total other (expense) income
Income (loss) before provision for income taxes			1,749,671	298,234	2,326,225	1,230,268
Corporate And Unallocated [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of revenue
Gross profit
Operating expenses
General and administrative			276,103		14,081,978	762,725
Selling and marketing			103,097		681,941	165,145
Total operating expenses			379,200		14,763,919	927,870
Income (loss) from operations			(379,200)		(14,763,919)	(927,870)
Other income (expense)
Government subsidies						145,610
Interest income			13,410		20,897	3,042
Interest expense			(135,887)		(294,634)	(195,143)
Other miscellaneous income			31,025		1,041,992
Total other (expense) income			(91,452)		768,255	(46,491)
Income (loss) before provision for income taxes			$ (470,652)	$ (1,794,317)	$ (13,995,664)	$ (974,361)